--------------------------------
                                                         OMB APPROVAL
                                                --------------------------------
                                                  OMB Number: 3235-0456
                                                  Expires: August 31, 2000
                                                  Estimated average burden
                                                  hours per response.........1
                                                --------------------------------


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
 APPENDIX I                   Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

  READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.


--------------------------------------------------------------------------------
1.     Name and address of issuer:

                        Investors Mark Series Funds, Inc.
                                3435 Stelzer Road
                              Columbus, Ohio 43219

--------------------------------------------------------------------------------
2. The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

                                     [ X ]

--------------------------------------------------------------------------------
3.     Investment Company Act File Number:    811-08321

       Securities Act File Number:            333-32723

--------------------------------------------------------------------------------
4(a).  Last day of the fiscal year for which this notice is filed:

                                DECEMBER 31, 2003

--------------------------------------------------------------------------------
4(b).  [ ]   Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See
             Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

--------------------------------------------------------------------------------
4(c).  [ ]   Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5.     Calculation of registration fee:

             (i)     Aggregate sale price of securities sold
                     during the fiscal year pursuant to
                     section 24(f):                                           $0
                                                                       ---------

             (ii)    Aggregate price of securities redeemed
                     or repurchased during the fiscal year:        $0
                                                              -------

             (iii)   Aggregate price of securities redeemed
                     or repurchased during any prior fiscal
                     year ending no earlier than October 11,
                     1995 that were not previously used to
                     reduce registration fees payable to the
                     Commission.                                   $0
                                                              -------

             (iv)    Total available redemption credits
                     [Add items 5(ii) and 5(iii)]:                    -       $0
                                                                       ---------

             (v)     Net Sales - If item 5(i) is greater than
                     item 5(iv)
                     [subtract Item 5(iv) from Item 5(i)]                     $0
                                                                       ---------

             --------------------------------------------------------
             (vi)    Redemption credits available for use
                     in future years - if                          $0
                     Item 5(i) is less than Item 5(iv)        -------
                     [subtract Item 5(iv) from Item 5(i)]:
             --------------------------------------------------------

             (vii)   Multiplier for determining registration
                     fee (See Instruction C.9):                        0.0001267
                                                                       ---------

             (viii)  Registration fee due [multiply Item 5(v)
                     by Item 5(vii):                                  =    $0.00
                     (enter "0" if no fee is due):                     ---------

--------------------------------------------------------------------------------
6.       Prepaid shares
         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________.

--------------------------------------------------------------------------------
7. Interest due.-- if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):

                                                                              $0
                                                                         -------

--------------------------------------------------------------------------------
8. Total of amount of the registration fee due plus any interest due [ Line 5(viii) plus line 7].

                                                                           $0.00
                                                                         =======

--------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             --------------------------------

             Method of Delivery:
                                     [X] Wire Transfer
                                     [ ] Mail or other means


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Martin A. Cramer
                         --------------------------------------------------

                         Martin A. Cramer, Vice-President
                         --------------------------------------------------

                   Date  3/26/04
                         --------------------------------------------------

* Please print the name and title of the signing officer below the signature.

--------------------------------------------------------------------------------